Cover	Apr. 24, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Apr. 24, 2026
Entity File Number	001-39669
Entity Registrant Name	Z Squared Inc.
Entity Central Index Key	0001759186
Entity Tax Identification Number	98-1465952
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	550 South Andrews Ave.
Entity Address, Address Line Two	Suite #700
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	954
Local Phone Number	400-9994
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ZSQR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false